Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 – Summary of Significant Accounting Policies

Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”) set forth in Article 8 of Regulation S-X. Pursuant to the rules and regulations of the SEC, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. The unaudited condensed consolidated financial statements reflect all adjustments (consisting of normal recurring accruals) which are, in the opinion of management, necessary to fairly state the results for the interim periods presented. Interim results are not necessarily indicative of the results for the full fiscal year. The unaudited condensed consolidated financial statements should be read along with the Annual Report filed on Form 10-K of the Company for the annual period ended June 30, 2022. The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

Effective February 22, 2023 the Company completed a one-for-one-hundred (1-for-100) reverse stock split of the Company’s issued and outstanding common stock (the “Reverse Stock Split”), as approved by the board of directors (the “Board”). The Company’s shareholders approved the Reverse Stock Split at the 2022 Annual Meeting on January 26, 2023. All references to shares of the Company’s common stock in the unaudited condensed consolidated financial statements and related notes refer to the number of shares of common stock after giving effect to the Reverse Stock Split and are presented as if the Reverse Stock Split had occurred at the beginning of the earliest period presented.

The Reverse Stock Split did not change the terms of the common stock. Outstanding warrants, equity-based awards and other outstanding equity rights were proportionately adjusted by dividing the shares of common stock underlying the securities by 100 and multiplying the exercise/conversion price, as the case may be, by 100. The Reverse Stock Split also applied to common stock issuable upon the conversion of the Company’s Senior Convertible Note, dated February 22, 2022 (the “Senior Convertible Note”), with the Conversion Price, as defined in the Senior Convertible Note, being subject to adjustment under the terms of the Senior Convertible Note and the Amendment and Waiver Agreement (the “Amendment”) (Note 18). The Company’s 10% outstanding Series A Cumulative Redeemable Convertible Preferred Stock (“10% Series A Cumulative Redeemable Convertible Preferred Stock”) was not affected by the Reverse Stock Split.

Reportable Segments

The Company operates two complementary business segments:

EEG iGaming

EEG iGaming includes the Company’s iGaming casino and sportsbook product offerings. Currently, the Company operates the business to consumer segment primarily in Europe.

EEG Games

EEG Games’ focus is on providing esports entertainment experiences to gamers through a combination of: (1) our proprietary infrastructure software, GGC, which underpins our focus on esports and is a leading provider of local area network (“LAN”) center management software and services, enabling us to seamlessly manage mission critical functions such as game licensing and payments, (2) online tournaments (through our EGL tournament platform), and (3) player-vs-player wagering. Currently, we operate our esports EEG Games business in the United States and Europe.

These segments consider the organizational structure of the Company and the nature of financial information available and reviewed by the chief operating decision maker to assess performance and make decisions about resource allocations.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the unaudited condensed consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation and accounting for equity awards related to warrants and stock-based compensation, determination of fair value for derivative instruments, the valuation and recoverability of goodwill and intangible assets, the accounting for business combinations, including estimating contingent consideration and allocating purchase price, estimating fair value of intangible assets, as well as the estimates related to accruals and contingencies.

Liquidity and Going Concern

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these unaudited condensed consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has determined that certain factors raise substantial doubt about its ability to continue as a going concern for a least one year from the date of issuance of these unaudited condensed consolidated financial statements included in this report.

One such factor considered by the Company was its Senior Convertible Note, on which the Company had not maintained compliance with certain debt covenants and was in default under the terms of the Senior Convertible Note and that had a March 31, 2023 outstanding balance of $15,910,000. The Senior Convertible Note outstanding was further reduced to $15,230,024 on April 19, 2023, when the Company redeemed $679,976 of the Senior Convertible Note using funds that were on deposit in favor of the Holder from the Sale of the Bethard Business. Subsequent to this, on April 19, 2023, the Company entered into the Note to Preferred Stock Exchange Agreement (Note 11 and Note 20) with the Holder to convert the remaining $15,230,024 in aggregate principal amount of the Senior Convertible Note outstanding into the new Series C Convertible Preferred Stock and the Company closed and completed the exchange on April 28, 2023 (Note 11 and Note 20) and extinguishing the Senior Convertible Note and eliminating the related derivative liability that had a fair value of 1,963,933 as of March 31, 2023.

In addition to the above, the Company considered that it had an accumulated deficit of $180,635,674 as of March 31, 2023 and that it has had a history of recurring losses from operations and recurring negative cash flows from operations as it has prepared to grow its esports business through acquisition and new venture opportunities. At March 31, 2023, the Company had total current assets of $5,448,355 and total current liabilities of $28,968,837. Net cash used in operating activities for the nine months ended March 31, 2023 was $11,526,050 which includes a net loss of $31,495,248. The Company also considered its current liquidity as well as future market and economic conditions that may be deemed outside the control of the Company as it relates to obtaining financing and generating future profits. As of March 31, 2023, the Company had $1,875,758 of available cash on-hand and net current liabilities of $23,520,482. The amount of available cash on hand on May 19, 2023, one business day preceding this filing, was $382,037. On May 22, 2023, the Company closed the issuance of a new (the “Series D Preferred Stock”), that includes the issuance of (i) 4,300 shares of Series D Preferred Stock for a price of $1,000 per share, (ii) common warrants to purchase 1,433,333 shares of our Common Stock at a price of $1.96 per share (the “Common Warrants”), and (iii) preferred warrants to purchase 4,300 shares of our Series D Preferred Stock at a price of $1,000 per share (the “Preferred Warrants”), for a total gross proceeds to the Company of $4,300,000 before deducting underwriting discounts and commissions. Refer to Note 20 for additional discussion of the Series D Preferred Stock.

In determining whether the Company can overcome the presumption of substantial doubt about its ability to continue as a going concern, the Company may consider the effects of any mitigating plans for additional sources of financing. The Company identified additional financing sources it believes, depending on market conditions, may be available to fund its operations and drive future growth, which include (i) the potential expected proceeds from future offerings, where the amount of the offering has not yet been determined, and (ii) the ability to raise additional financing from other sources.

These above plans are likely to require the Company to place reliance on several factors, including favorable market conditions, to access additional capital in the future. These plans were therefore determined not to be sufficient to overcome the presumption of substantial doubt about the Company’s ability to continue as a going concern. The unaudited condensed consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

Nasdaq Continued Listing Rules or Standards

On April 11, 2022, the Company received a deficiency notification letter from the Listing Qualifications Staff of Nasdaq (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the bid price for the Company’s common stock had closed below $1.00 per share for the previous thirty consecutive business days (the “Bid Price Rule”).

On June 7, 2022, the Company received a further letter from Nasdaq notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35,000,000 required for continued listing on Nasdaq pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”).

On October 11, 2022, the Company received a third letter from Nasdaq notifying the Company that the Company’s common stock will be delisted, and the Company’s Common Stock warrants traded under the symbols GMBLW and GMBLZ and the Company’s 10% Series A cumulative redeemable convertible preferred stock traded under symbol GMBLP will no longer qualify for listing, and in that regard trading of the Company’s common stock, Common Stock warrants and 10% Series A cumulative redeemable convertible preferred stock will be suspended. The Company requested an appeal with the Nasdaq Hearings Panel (the “Panel”) and the hearing was held on November 17, 2022.

On November 30, 2022, the Company received a determination from the Panel granting the Company’s request for the continued listing of its common stock on the Capital Market tier of Nasdaq, subject to the Company evidencing compliance with the Bid Price Rule, and the minimum of $2,500,000 stockholders’ equity requirement (the “Equity Rule”), as set forth in Nasdaq Listing Rules 5550(a)(2) and 5550(b)(1), respectively, on or before February 7, 2023 (which, as described below, was subsequently extended on February 8, 2023) and March 31, 2023, respectively, and adhering to certain other conditions and requirements described below.

On December 6, 2022, the Company received a fourth letter from Nasdaq notifying the Company that it has not regained compliance with the MVLS Rule. This was addressed in the November 17, 2022, hearing before the Panel where the Company presented on its plan to comply with the MVLS Rule or alternative criteria and was granted continued listing subject to the criteria noted above.

On February 8, 2023, the Company received notice from the Panel updating its remaining conditions as follows:

1.	On February 20, 2023, the Company shall provide a written update to the Panel regarding the progress of its debt-to-equity conversion plan and its impact on the Company’s equity;
2.	On March 7, 2023, the Company shall have demonstrated compliance with the Bid Price Rule, by evidencing a closing bid price of $1.00 or more per share for a minimum of ten consecutive trading sessions; and
3.	On March 31, 2023, the Company shall demonstrate compliance with the shareholder equity requirement, as outlined in the Equity Rule.

The Company provided an update on its progress to the Panel on February 20, 2023 and on March 9, 2023, the Company received a letter from the Panel indicating that the Company has regained compliance with the Bid Price Rule.

On March 30, 2023, the Company submitted a written submission requesting an extension on the requirement to demonstrate compliance with the Equity Rule and on April 6, 2023, the Panel granted an extension through April 30, 2023.

On May 1, 2023, the Company announced it has met the minimum Equity Rule. On May 11, 2023, May 12, 2023 and May 18, 2023, the Company made submissions to the Panel and is awaiting their decision.

There can be no assurances, however, that the Company will be able to regain compliance. Any failure to regain and maintain compliance with the continued listing requirements of Nasdaq could result in delisting of our common stock from Nasdaq and negatively impact our company and holders of our common stock, including by reducing the willingness of investors to hold our common stock because of the resulting decreased price, liquidity and trading of our common stock, limited availability of price quotations and reduced news and analyst coverage. Delisting may adversely impact the perception of our financial condition, cause reputational harm with investors, our employees and parties conducting business with us and limit our access to debt and equity financing.

Cash and Cash Equivalents

Cash includes cash on hand. Cash equivalents consist of highly liquid financial instruments purchased with an original maturity of three months or less. As of March 31, 2023 and June 30, 2022, the Company did not have any financial instruments classified as cash equivalents. At times, cash deposits inclusive of restricted cash may exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. Accounts are insured by the FDIC up to $250,000 per financial institution. There have been no losses recognized on cash balances held at these financial institutions.

Restricted Cash

Restricted cash includes cash reserves maintained for compliance with gaming regulations that require adequate liquidity to satisfy the Company’s liabilities to customers.

Accounts Receivable

Accounts receivable is comprised of the amounts billed to customers principally for esports events and team management services. Accounts receivable is recorded net of an allowance for credit losses. The Company performs ongoing credit evaluations for its customers and determines the amount of the allowance for credit losses upon considering such factors as historical losses, known disputes or collectability issues, the age of a receivable balance as well as current economic conditions. Bad debt expense is recorded to maintain the allowance for credit losses at an appropriate level and changes in the allowance for credit losses are included in general and administrative expense in the unaudited condensed consolidated statements of operations. At March 31, 2023 and June 30, 2022, the allowance for credit losses was not material to the unaudited condensed consolidated financial statements of the Company.

Receivables Reserved for Users

User deposit receivables are stated at the amount the Company expects to collect from a payment processor. A user initiates a deposit with a payment processor, and the payment processor remits the deposit to the Company. The amount due from the payment processor is recorded as a receivable reserved for users on the unaudited condensed consolidated balance sheets. An allowance for doubtful accounts may be established if it is determined that the Company is unable to collect a receivable from a payment processor. An increase to the allowance for doubtful accounts is recognized as a loss within general and administrative expenses in the unaudited condensed consolidated statements of operations. The allowance for doubtful accounts is not material to the unaudited condensed consolidated financial statements.

Equipment

Equipment is stated at cost less accumulated depreciation. The Company capitalizes the direct cost of equipment as well as expenditures related to improvements and betterments that add to the productive capacity or useful life of the equipment. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset, or for leasehold improvements, the shorter of the initial lease term or the estimated useful life of the improvements. The estimated useful life of equipment by asset class follows:

Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

The estimated useful life and residual value of equipment are reviewed and adjusted, if appropriate, at the end of each reporting period. The costs and accumulated depreciation of assets that are sold, retired, or otherwise disposed of are removed from the accounts and the resulting gain or loss is recognized as a gain or loss on sale or disposition of assets in the unaudited condensed consolidated statements of operations.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting. The Company records the assets acquired, liabilities assumed and acquisition-related contingent consideration at fair value on the date of acquisition. The difference between the purchase price, including any contingent consideration, and the fair value of net assets acquired is recorded as goodwill. The Company may adjust the preliminary purchase price and purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as it obtains more information as to facts and circumstances that impact the determination of fair value at the acquisition date. Any change in fair value of acquisition-related contingent consideration resulting from events after the acquisition date is recognized in earnings. Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.

Goodwill

Goodwill represents the excess of fair value of consideration paid for an acquired entity over the fair value of the assets acquired and liabilities assumed in a business combination. Goodwill is not amortized but rather it is tested for impairment at the reporting unit level on an annual basis on April 1 for each fiscal year, or more often if events or changes in circumstances indicate that more likely than not the carrying amount of the asset may not be recoverable. A reporting unit represents an operating segment or a component of an operating segment. In accordance with ASC Topic 350 Intangibles –- Goodwill and Other, as of March 31, 2023 the Company’s business is classified into four reporting units: iGaming Malta (Lucky Dino), iGaming Argyll (UK), EGL, and GGC. The Helix business was sold as of June 10, 2022 and was previously its own reporting unit. The Bethard business was sold as of February 22, 2023, and was previously part of the iGaming Malta reporting unit with Lucky Dino. Argyll Entertainment was declared bankrupt by the Swiss Court and deconsolidated on March 27, 2023 and was previously part of the iGaming Argyll (UK) reporting unit.

In testing goodwill for impairment, the Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0,” to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, including changes in the Company’s management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company then performs a quantitative goodwill impairment analysis by comparing the carrying amount to the fair value of the reporting unit. If it is determined that the fair value is less than its carrying amount, the excess of the goodwill carrying amount over the implied fair value is recognized as an impairment loss in accordance with Accounting Standards Update (“ASU”) No. 2017-04, Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment. The Company utilizes a discounted cash flow analysis, referred to as an income approach, and uses internal and market multiples, to assess reasonableness of assumptions, to determine the estimated fair value of the reporting units. For the income approach, significant judgments and assumptions including anticipated revenue growth rates, discount rates, gross margins, operating expenses, working capital needs and capital expenditures are inherent in the fair value estimates, which are based on the Company’s operating and capital forecasts. As a result, actual results may differ from the estimates utilized in the income approach. The use of alternate judgments and/or assumptions could result in a fair value that differs from the Company’s estimate and could result in the recognition of additional impairment charges in the financial statements. As a test for reasonableness, the Company also considers the combined fair values of the Company’s reporting units to a reasonable market capitalization of the Company. The Company may elect not to perform the qualitative assessment for some or all reporting units and perform a quantitative impairment test.

During the three months ended December 31, 2022, the Company initiated a process to evaluate the strategic options for the EEG iGaming business, including exploring a sale of EEG iGaming assets due to increasing regulatory burdens and competition. In December 2022, the Company closed down its licensed remote gambling operation in the UK market and on December 9, 2022 surrendered its UK license, as part of the winding down of the Argyll UK iGaming operations. Further, in early January 2023 the Company appointed a new Chief Executive Officer and a new interim Chief Financial Officer. As part of these changes the Company has been focused on reducing costs in its businesses as it has seen the EEG iGaming revenues decline significantly from levels seen in the previous year and previous quarters. These items and uncertainties caused by inflation and certain world events were determined to be a triggering event as of December 31, 2022, and the long-lived assets of the Company were quantitatively tested for impairment. At December 31, 2022, the Company recognized total goodwill asset impairment charges of $16,135,000 in the unaudited condensed consolidated statements of operations, with asset impairment charges to the goodwill to the iGaming reporting unit of $14,500,000, which is part of the EEG iGaming segment, and to the goodwill of the GGC reporting unit of $1,635,000, which is part of the EEG Games segment (see Note 6 for additional information regarding the goodwill impairment, and the effects on the Company’s business, financial condition, and results of operations).

During the three months ended March 31, 2023, the Company sold its Bethard business reducing goodwill by $2,153,419.

No goodwill impairment charges were recognized in the three months ended March 31, 2023. Further downturns in economic, regulatory and operating conditions could result in additional goodwill impairment in future periods.

During the three and nine months ended March 31, 2022, the Company recognized goodwill impairment charges of $23,119,755, reducing the goodwill of the Helix and EGL and GGC reporting units.

Intangible assets

Intangible assets with determinable lives consist of player relationships, developed technology and software, tradenames and gaming licenses. Intangible assets with determinable lives are amortized on a straight-line basis over their estimated useful lives of 5 years for player relationships and developed technology and software, 10 years for tradenames and 2 years for gaming licenses. The Company also capitalizes internal-use software costs such as external consulting fees, payroll and payroll-related costs and stock-based compensation for employees in the Company’s development and information technology groups who are directly associated with, and who devote time to, the Company’s internal-use software projects. Capitalization begins when the planning stage is complete and the Company commits resources to the software project and continues during the application development stage. Capitalization ceases when the software has been tested and is ready for its intended use. Costs incurred during the planning, training and post-implementation stages of the software development life cycle are expensed as incurred.

Impairment of Long-Lived Assets

Equipment and other long-lived assets, including finite lived intangibles, are evaluated for impairment periodically or when events and circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation is required, an estimate of future undiscounted cash flows are determined through estimated disposition date of the asset. To the extent that estimated future undiscounted net cash flows attributable to the asset are less than the carrying amount, an impairment loss is recognized equal to the difference between the carrying value of such asset and its fair value, considering external market participant assumptions. An estimation of future cash flows requires significant judgment as the Company makes assumptions about future results and market conditions. Since the determination of future cash flows is an estimate of future performance, there may be impairments recognized in future periods in the event future cash flows do not meet expectations.

During the three and nine months ended March 31, 2023, the Company determined that there was no impairment on its long-lived assets.

During the three and nine months ended March 31, 2021, the Company recognized $13,484,122 for the impairment of the EGL and Helix tradenames and developed technology and software and the impairment of the GGC tradename and developed technology (see Note 6), $608,626 for the impairment of the EGL computer equipment and Helix game centers computer equipment, leasehold improvements and furniture and equipment (see Note 5), and $1,416,807 for the impairment of operating lease right-of-use assets for the Helix building rentals (see Note 10), in asset impairment charges in the unaudited condensed consolidated statements of operations.

Liabilities to Customers

The Company records liabilities to customers, also referred to as player liabilities, for the amounts that may be withdrawn by a player at a given time. The player liabilities include player deposits, bonuses or incentive awards and user winnings less withdrawals, tax withholdings and player losses. The Company maintains a restricted cash balance and player deposits held by third parties, recorded as receivables reserved for users on the unaudited condensed consolidated balance sheets, at levels equal to or exceeding its liabilities to customers.

Jackpot Provision

The jackpot provision liability is an estimate of the amount due to players for progressive jackpot winnings. The jackpot liability is accrued monthly based on an estimate of the jackpot amount available for winning. The jackpot increases with each bet on a jackpot eligible iGaming casino machine and a portion of each losing bet is allocated towards the funding of the jackpot amount. Jackpots are programmed to be paid out randomly across certain casino brands. When a player wins a jackpot, the amount of the jackpot is reset to a defined amount that varies across eligible iGaming casino machines. Participating iGaming casino machines of the Company pool into the same jackpot and therefore the winning of a jackpot affects other players on the network of participating iGaming casino machines.

Leases

The Company leases office space through an operating lease agreement that was a result of its acquisition of Lucky Dino. The Company previously leased office space, acquired through the Argyll acquisition, that wound down operations during November 2022 and game center space, other property and equipment, acquired through the Helix acquisition, that was sold as part of the Helix sale transaction on June 10, 2022, where the purchaser assumed the lease liabilities. The Company measures an operating lease right-of-use (“ROU”) asset and liability, as well as a finance lease asset and liability, based on the present value of the future minimum lease payments over the lease term at the commencement date. Minimum lease payments include the fixed lease and non-lease components of the agreement, as well as any variable rent payments that depend on an index, initially measured using the index at the lease commencement date.

The minimum payments under operating leases are recognized on a straight-line basis over the lease term in the unaudited condensed consolidated statements of operations. Operating lease expenses related to variable lease payments are recognized as operating expenses in a manner consistent with the nature of the underlying lease and as the events, activities, or circumstances in the lease agreement occur. Leases with a term of less than 12 months (“short-term leases”) are not recognized on the unaudited condensed consolidated balance sheets. The rent expense for short-term leases is recognized on a straight-line basis over the lease term and included in general and administrative expense on the unaudited condensed consolidated statements of operations.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the unaudited condensed consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between U.S. GAAP treatment and tax treatment of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the unaudited condensed consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the unaudited condensed consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Derivative Instruments

The Company evaluates its convertible notes, equity instruments and warrants, to determine if those contracts or embedded components of those contracts qualify as derivatives (Note 11). The result of this accounting treatment is that the fair value of the embedded derivative is recorded at fair value each reporting period and recorded as a liability (Note 17) in the unaudited condensed consolidated balance sheets. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the unaudited condensed consolidated statements of operations as other income or expense (Note 17).

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to a liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities are classified in the balance sheet as current or non-current to correspond with its host instrument. The Company records the fair value of the remaining embedded derivative at each balance sheet date and records the change in the fair value of the remaining embedded derivative as other income or expense in the unaudited condensed consolidated statements of operations.

Fair Value Measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Certain assets and liabilities are required to be recorded at fair value on a recurring basis. The Company adjusts contingent consideration resulting from a business combination, derivative financial instruments and warrant liabilities, to fair value on a recurring basis. Certain long-lived assets may be periodically required to be measured at fair value on a nonrecurring basis, including long-lived assets that are impaired. The fair values for other assets and liabilities such as cash, restricted cash, accounts receivable, receivables reserved for users, other receivables, prepaid expenses and other current assets, accounts payable and accrued expenses, and liabilities to customers have been determined to approximate their carrying amounts due to the short maturities of these instruments. The fair values of the Senior Convertible Note and lease liabilities approximate their carrying value based on current interest and discount rates.

Earnings Per Share

Basic income (loss) per share is calculated using the two-class method. Under the two-class method, basic income (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted income (loss) per share is computed similar to basic income (loss) per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Diluted income (loss) per share includes the effect of potential common shares, such as the Company’s preferred stock, notes, warrants and stock options, to the extent the effect is dilutive. As the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

The following securities were excluded from weighted average diluted common shares outstanding for the three and nine months ended March 31, 2023 and 2022 because their inclusion would have been antidilutive:

	As of March 31,
	2023	2022
Common stock options	32,324	13,594
Common stock warrants	562,006	203,506
Common stock issuable upon conversion of senior convertible note	72,875	160,315
10% Series A cumulative redeemable convertible preferred stock	835,950	835,950
Total	1,503,155	1,213,365

Comprehensive Loss

Comprehensive loss consists of the net loss for the year and foreign currency translation adjustments related to the effect of foreign exchange on the value of assets and liabilities. The net translation loss for the year is included in the unaudited condensed consolidated statements of comprehensive loss.

Stock-based Compensation

The Company periodically issues stock-based compensation to employees, directors, contractors and consultants for services rendered. Stock-based compensation granted to employees and non-employee directors includes grants of restricted stock and employee stock options that are measured and recognized based on their fair values determined on the grant date. The award of restricted stock and stock options, which are generally time vested, are measured at the grant date fair value and charged to earnings on a straight-line basis over the vesting period. The fair value of stock options is determined utilizing the Black-Scholes option-pricing model, which is affected by several variables, including the risk-free interest rate, the expected dividend yield, the expected life of the equity award, the exercise price of the stock option as compared to the fair market value of the Common Stock on the grant date, and the estimated volatility of the Common Stock over the term of the equity award. The fair value of restricted stock is determined by the closing market price of the Company’s Common Stock on the date of grant. The compensation cost for service-based stock options granted to consultants is measured at the grant date, based on the fair value of the award, and is expensed on a straight-line basis over the requisite service period (the vesting period of the award).

Revenue and Cost Recognition

The revenue of the Company is currently generated from online casino and sports betting (referred to herein as “EEG iGaming revenue”), and esports revenue (referred to herein as “EEG Games Revenue”), consisting of the sales of subscriptions to access cloud-based software used by independent operators of game centers, from consulting and data analytic services provided to game operators (“EEG Games Esports and Other Revenue”), and from the provision of esports event and team management services (“EEG Games Esports Event Management and Team Service Revenue”). The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 – Revenue from Contracts with Customers (“ASC 606”) when control of a product or service is transferred to a customer. The amount of revenue is measured at the transaction price, or the amount of consideration that the Company expects to receive in exchange for transferring a promised good or service. The transaction price includes estimates of variable consideration to the extent that it is probable that a significant reversal of revenue recognized will not occur.

Revenue generating activities of the Company may be subject to value added tax (“VAT”) in certain jurisdictions in which the Company operates. Revenue is presented net of VAT in the unaudited condensed consolidated statements of operations. VAT receivables and VAT payables are included in other receivables and accounts payable and accrued expenses, respectively on the unaudited condensed consolidated balance sheets. Sales to customers do not have significant financing components or payment terms greater than 12 months.

EEG iGaming Revenue

EEG iGaming revenue is derived from the placement of bets by end-users, also referred to as customers, through online gaming sites. The transaction price in an iGaming contract, or Net Gaming Revenue (“NGR”), is the difference between gaming wins and losses, as further reduced by any nondiscretionary incentives awarded to the customer. Gaming transactions involve four performance obligations, namely the settlement of each individual bet, the honoring of discretionary incentives available to the customer through loyalty reward programs, the award of free spin and deposit match bonuses, and the winning of a casino jackpot. The total amount wagered by a customer is commonly referred to as the win or Gross Gaming Revenue (“GGR”). The GGR is allocated to each performance obligation using the relative standalone selling price (“SSP”) determined for iGaming contracts.

Revenue recognition for individual wagers is recognized when the gaming occurs, as such gaming activities are settled immediately. The revenue allocated to incentives, such as loyalty points offered through a rewards program, is deferred and recognized as revenue when the loyalty points are redeemed. Revenue allocated to free spins and deposit matches, referred to as bonuses, are recognized at the time that they are wagered. Jackpots, other than the incremental progressive jackpots, are recognized at the time they are won by customers. The Company applies a practical expedient by accounting for its performance obligations on a portfolio basis as iGaming contracts have similar characteristics. The Company expects the application of the revenue recognition guidance to a portfolio of iGaming contracts will not materially differ from the application of the revenue recognition guidance on an individual contract basis.

The Company evaluates bets that its users place on websites owned by third party brands in order to determine whether it may recognize revenue on a gross basis, when acting as the principal provider of the wagering service, or on a net basis, when acting as an intermediary or agent. The principal in a wagering service involving a third party is generally the entity that controls the wagering service such that it has a right to the services being performed by the third party and can direct the third party in delivery of the service to its users. The Company records revenue on a gross basis as it has determined it is the principal in transactions involving third parties, such as revenue sharing arrangements, as it controls the wagering service being offered to the users such that it has a right to the service performed by third parties and can further direct third parties in providing services to users. The Company further records expenses related to its revenue sharing arrangements and other third-party iGaming expenses within costs of revenue in the unaudited condensed consolidated statements of operations.

EEG Games Revenue

EEG Games Esports and Other Revenue

The Company derives revenue from sales of subscriptions to access cloud-based software used by independent operators of game centers, as well as from consulting and data analytic services provided to game operators. The revenue derived from the sale of subscription services to cloud-based software used by game centers is recognized over the term of the contract, which generally can range from one month to one year in duration, beginning on the date the customer is provided access to the Company’s hosted software platform. The revenue from the operation of game centers by the Company is recognized when a customer purchased time to use the esports gaming equipment at each center. The revenue from time purchased by a customer and from the sale of concessions is recognized at the point of sale.

The Company further provides consultation services related to the use of hardware and equipment for gaming operations together with implementation services that include sourcing, training, planning, and installation of technology. The Company considers services related to hardware and equipment, implementation, and any design of user interface for the customer as separate performance obligations. Revenue for hardware equipment and design of custom user interface is recognized at a point in time upon delivery and completion. Implementation services are recognized over time, as services are performed.

The Company also has contracts with software companies to provide talent data analytics and related esports services, which include analytic development, other related services to develop software and applications for tournaments, and to provide data support, data gathering, gameplay analysis and reporting which includes talent analytics and related esports services, including analytic development, data analysis, survey design, interview services, player dossiers, and expert services. The Company recognizes revenue from its data analytic services over the life of the contract utilizing the output method, using a direct measurement of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contact. The Company elected to use the right to invoice practical expedient and recognize revenue based on the amounts invoiced. The payment terms and conditions vary by contract; however, the Company’s terms generally require payment within 30 to 60 days from the invoice date.

The Company has partnership contracts with strategic customers within the esports industry. The partnership contracts are negotiated agreements, which contain both licensing arrangements of intellectual property and development services, including fixed and variable components. The variability of revenue is driven by development plans and results of sales as specified by the partnership contract, which are known as of an invoice date. Partnership contracts generally do not have terms that extend beyond one year. The Company considers licensing arrangements and development services as separate performance obligations. Licensing revenues are recorded over time. Revenue associated with development is recognized over time, as labor is incurred.

Contracts that contain multiple performance obligations require an allocation of the transaction price to each distinct performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account the Company’s overall pricing objectives, considering market conditions and other factors, including the value of the deliverables in the contracts, customer demographics, geographic locations, and the number and types of users within the contracts.

EEG Games Esports Event Management and Team Service Revenue

The Company derives revenue from esports event management and team services. Esports event management services support the creation, production and delivery of an esports event by providing event staffing, gaming consoles, and other technical goods and services for a customer event that is either hosted live in person or online. The revenue generated from esports event management services is generally earned on a fixed fee basis per event.

The esports team services offerings of the Company include recruitment and management services offered to sports clubs to facilitate their entrance into esports tournament competition. Team services provided to a customer may include player recruitment, administration of player contracts, processing of tournament admission, providing logistical arrangements, as well as providing ongoing support to the team during the event. Team services are earned on a fixed fee basis per tournament.

Esports event management and team services revenues are recognized over the term of the event or the relevant contractual term for services as this method best depicts the transfer of control to the customer. The Company recognizes revenue for event management services based on the number of days completed for the event relative to the total days of the event. Revenue from team management services is recognized from inception of the contract through the end of the tournament using the number of days completed relative to the total number of days in the contract term. Revenue collected in advance of the event management or team services is recorded as deferred revenue on the unaudited condensed consolidated balance sheets. The Company may also enter into profit sharing arrangements which are determined based on the net revenue earned by the customer for an event in addition to a fixed fee. Revenue recognition for profit sharing arrangements is recognized at the time the revenue from the event is determined, which is generally at the conclusion of the event. An event or team services contract may further require the Company to distribute payments to event or tournament attendees resulting in the recognition of a processing fee by the Company. The Company does not recognize revenue from the processing of payments until the conclusion of the event or tournament.

The Company evaluates the service being provided under an esports event and team services contract to determine whether it should recognize revenue on a gross basis as the principal provider of the service, or on a net basis in a manner similar to that of an agent. The Company has determined that for esports event and team services contracts that allow for the assignment of individual tasks to a third-party contractor, the Company acts as the principal provider of the service being offered to the customer as it remains primarily responsible for fulfilling the contractual promise to the customer. In profit sharing arrangements, such as events that allow for the Company to share in the revenue earned by a customer for an event, the Company has determined it acts in the role of an agent to the customer as the event creator. The Company has also determined it acts as an agent when it collects a processing fee for performing the service of distributing prize money on behalf of its customers to event or tournament winners.

Contract Liabilities

Liabilities to customers include both player liabilities, consisting of a free spin bonus and a deposit match bonus, and the player reward liabilities. The free spin bonus provides the user the opportunity to a free play, or otherwise spin, on an iGaming casino slot machine without withdrawing a bet amount from the player’s account. The deposit match bonus matches a player’s deposit up to a certain specified percentage or amount. These bonuses represent consideration payable to a customer and therefore are treated as a reduction of the transaction price in determining NGR. The Company also offers non-discretionary loyalty rewards points to customers that can be redeemed for free play or cash. The Company allocates revenue from wagers to loyalty points rewards earned by users, thereby deferring a portion of revenue from users that participate in a loyalty reward program. The amount of revenue deferred related to loyalty points available to users is based on the estimated fair value of the loyalty point incentive available to the user.

The Company also records payments received in advance of performance under an esports gaming services contract or event management or team services contract as deferred revenue.

Recently Adopted Accounting Pronouncements

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The standard clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. The guidance is effective for the fiscal years beginning after December 15, 2021. The Company adopted this standard as of July 1, 2022. The adoption of this guidance did not have a material impact on the accompanying unaudited condensed consolidated financial statements.

In June 2020, the FASB issued ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). This standard eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. For public business entities, it is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years using the fully retrospective or modified retrospective method. The Company adopted this standard as of July 1, 2022. The adoption of this guidance did not have a material impact on the accompanying unaudited condensed consolidated financial statements.

Recently Issued Accounting Standards

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with ASC Topic 606. The guidance is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its unaudited condensed consolidated financial statements and it does not expect the guidance to have a material effect on its unaudited condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments included in ASU 2016-13 require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Although the new standard, known as the current expected credit loss (“CECL”) model, has a greater impact on financial institutions, most other organizations with financial instruments or other assets (trade receivables, contract assets, lease receivables, financial guarantees, loans and loan commitments, and held-to-maturity (HTM) debt securities) are subject to the CECL model and will need to use forward-looking information to better evaluate their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 was originally effective for public companies for fiscal years beginning after December 15, 2019. In November of 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which delayed the implementation of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for smaller reporting companies. The Company is currently evaluating the impact that the adoption of this guidance will have on its unaudited condensed consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. The Company does not believe that the impact of recently issued standards that are not yet effective will have a material impact on the Company’s financial position or results of operations upon adoption.

Note 2 – Summary of Significant Accounting Policies

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Effective February 22, 2023 the Company completed a one-for-one-hundred (1-for-100) reverse stock split of the Company’s issued and outstanding common stock (the “Reverse Stock Split”). All references to shares of the Company’s common stock in the consolidated financial statements and related notes refer to the number of shares of common stock after giving effect to the Reverse Stock Split and are presented as if the Reverse Stock Split had occurred at the beginning of the earliest period presented (Note 21).

Reportable Segments

The Company operates two complementary business segments:

EEG iGaming

EEG iGaming includes the Company’s iGaming casino and sportsbook product offerings. Currently, the Company operates the business to consumer segment primarily in Europe.

EEG Games

EEG Games delivers esports entertainment experiences to gamers through a combination of 1) the Company’s proprietary infrastructure software, GGC, which underpins our focus on esports and is a leading provider of local area network (“LAN”) center management software and services, enabling us to seamlessly manage mission critical functions such as game licensing and payments, 2) online tournaments (through the Company’s EGL tournament platform), and 3) player-vs-player wagering (through our yet to be released Betground our proprietary wagering product). Currently, we operate our esports EEG Games business in the United States and Europe.

These segments consider the organizational structure of the Company and the nature of financial information available and reviewed by the chief operating decision maker to assess performance and make decisions about resource allocations.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation and accounting for equity awards related to warrants and stock-based compensation, determination of fair value for derivative instruments, the valuation and recoverability of goodwill and intangible assets, the accounting for business combinations, including estimating contingent consideration and allocating purchase price, estimating fair value of intangible assets, as well as the estimates related to accruals and contingencies.

Liquidity and Going Concern

The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business.

The Company has determined that certain factors raise substantial doubt about its ability to continue as a going concern for a least one year from the date of issuance of these consolidated financial statements.

One such factor considered by the Company is its compliance with certain debt covenants under the terms of the Senior Convertible Note, issued by the Company on February 22, 2022 in the principal amount of $35,000,000 with an outstanding carrying value as of June 30, 2022. The Company has not maintained compliance with certain debt covenants and is currently in default under the terms of the Senior Convertible Note. The Company repaid principal of $2,778,427 during the six months ended December 31, 2022, using proceeds from the September 2022 equity financing (“September 2022 Offering”, see Note 21), reducing the outstanding carrying value to $32,221,573 as of the December 31, 2022. On January 27, 2023, the Company received the written consent of the holder of the Senior Convertible Note (the “Holder”) to lower the conversion price of the Senior Convertible Note to 90% of the lowest VWAP (as defined in the Senior Convertible Note) of the Common Stock for a trading day during the five (5) consecutive trading day period ending, and including, the applicable date that the conversion price is lowered for purposes of a conversion (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events during such measuring period) until further written notice to the holder from the Company (see Note 21). Subsequent to December 31, 2022 and through April 20, 2023, one business day preceding this filing, the Company has converted $19,261,583 of the Senior Convertible Note through the issuance of 2,242,143 shares of common stock. After including the impact of the conversions reducing the debt by $19,261,583 and the Amendment and Waiver Agreement (“Amendment” see Note 21) increasing the debt by $2,950,010, for fees of $450,010 and converted accrued liabilities of $2,500,000, the Company had reduced its outstanding debt on the Senior Convertible Note to $15,910,000 as of February 21, 2023. On April 19, 2023, prior to entering the Note to Preferred Stock Exchange Agreement (see Note 21), the Company redeemed $679,976 of the Senior Convertible Note using funds that were on deposit in favor of the Holder from the Sale of the Bethard Business, further reducing the outstanding debt on the Senior Convertible Note to $15,230,024. Later, on April 19, 2023, the Company entered into the Note to Preferred Stock Exchange Agreement (see Note 21), with the Holder to convert the $15,230,024 in aggregate principal amount of the Senior Convertible Note outstanding into the new Series C Convertible Preferred Stock concurrently with the closing of the potential offering that is part of the Company’s approved plan of compliance with the Listing Rules of the Nasdaq Stock Market (the “Nasdaq Listing Rules”). The expected conversion of the Senior Convertible Note into the Series C Convertible Preferred Stock will extinguish the Senior Convertible Note and eliminate the related derivative liability, that had a fair value of $9,399,620 ($180,000,000 approximate cash liability calculated under the terms of the Senior Convertible Note), as of June 30, 2022.

Further, on March 3, 2023, the Company’s Board determined that the Company’s wholly-owned subsidiary Argyll Entertainment, the Company’s Swiss entity that is part of Argyll UK, would be liquidated. The Swiss courts declared Argyll Entertainment bankrupt on March 27, 2023, at which point the Company lost control of Argyll Entertainment and, as a result, deconsolidated the entity. Argyll Entertainment had net liabilities of approximately $1,640,000 as of December 31, 2022.

In addition to above, the Company considered that it had an accumulated deficit of $149,140,426 as of June 30, 2022 and that it has had a history of recurring losses from operations and recurring negative cash flows from operations as it has prepared to grow its esports business through acquisition and new venture opportunities. At June 30, 2022, the Company had total current assets of $9,971,985 and total current liabilities of $65,822,224. Net cash used in operating activities for the year ended June 30, 2022 was $21,006,437, which includes a net loss of $102,232,090.

The Company also considered its current liquidity as well as future market and economic conditions that may be deemed outside the control of the Company as it relates to obtaining financing and generating future profits. As of June 30, 2022, the Company had $2,517,146 of available cash on-hand and net current liabilities of $55,850,239. In addition to the Senior Convertible Note conversions that have reduced the debt outstanding, on December 21, 2022, the Company closed an offering (the “Registered Direct Offering”) in which it sold: (a) 70,650 shares of Common Stock to the Holder and (b) pre-funded warrants to purchase up to 178,500 at a price of $9.37 per warrant, directly to the Holder, with all but $0.10 per warrant prepaid to the Company at the closing. The gross proceeds to us from the sale of the shares of Common Stock and pre-funded warrants before deducting underwriting discounts and commissions and offering expenses payable by the Company was $2,316,686. The Company remitted approximately $1,073,343 to the Holder to be applied to accrued interest and future interest payments under the Senior Convertible Note. The net proceeds received by the Company, after deducting underwriting discounts and commissions and offering expenses payable by the Company and amounts remitted to the Holder was $1,073,343. On September 19, 2022 the Company closed the September 2022 Offering in which it sold: (a) 300,000 shares of Common Stock and (b) warrants to purchase up to 300,000 shares of Common Stock, at an exercise price of $25.00 per share (the “September 2022 Offering Warrants”), at an aggregate price of $25.00 per share and accompanying September 2022 Offering Warrant. The gross proceeds to us from the sale of the shares of Common Stock and Warrants before deducting underwriting discounts and commissions and offering expenses payable by the Company was $7,500,000. On the issuance date, the Company also granted an overallotment option to the underwriters of the offering for 36,000 overallotment warrants (“September 2022 Overallotment Warrants”), at a purchase price of $1.00 per warrant, with an exercise price of $25.00 per warrant (the September 2022 Offering Warrants and September 2022 Overallotment Warrants are collectively referred to as the “September 2022 Warrants”). Total proceeds from the September 2022 Overallotment Warrants were $36,000. The Company remitted to the Holder an amount of $2,265,927 equal to fifty percent (50%) of all net proceeds above $2,000,000 following the payment of 7% in offering fees including underwriting discounts and commissions. In addition, as part of the September 2022 Offering, the Holder purchased $0.5 million of securities (20,500 shares of Common Stock and 20,500 September 2022 Warrants) and the Company paid the Holder an additional $512,500. The proceeds remitted to the Holder of the Senior Convertible Note reduced the principal balance of the Senior Convertible Note on a dollar-for-dollar basis. The net proceeds received by the Company, after deducting underwriting discounts and commissions and offering expenses payable by the Company and amounts remitted to the Holder was $4,075,991. On March 2, 2022, the Company closed an offering (the “March 2022 Offering”) in which it sold 150,000 units at $100.00 consisting of one share of Common Stock and one warrant for a total of 150,000 warrants with an exercise price of $100.00 (the “March 2022 Offering Warrants”). There was also an overallotment option exercised to purchase warrants to purchase an additional 22,500 shares of common stock (the “April 2022 Overallotment Warrants”) with an exercise price of $100.00 issued to the underwriters of the offering on April 1, 2022 (the March 2022 Offering Warrants and the April 2022 Overallotment Warrants are collectively referred to as the “March 2022 Warrants”). The March 2022 Offering provided net cash proceeds of $13,605,000.

The amount of available cash on hand on April 20, 2023, one business day preceding this filing, was $1,097,586.

The Company believes that its current level of cash and cash equivalents are not sufficient to fund its operations and obligations without additional financing. Although the Company has financing available, as further described below, the ability to raise financing using these sources is subject to several factors, including market and economic conditions, performance, and investor sentiment as it relates to the Company and the esports and iGaming industry. The combination of these conditions was determined to raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of at least one year from the date of issuance of these unaudited condensed consolidated financial statements.

In determining whether the Company can overcome the presumption of substantial doubt about its ability to continue as a going concern, the Company may consider the effects of any mitigating plans for additional sources of financing. The Company identified additional financing sources it believes, depending on market conditions, may be available to fund its operations and drive future growth, which include (i) the potential expected proceeds from the offering that is part of the Company’s approved plan of compliance with the Nasdaq Listing Rules, where the amount of the offering has not yet been determined, (ii) the potential proceeds from the exercise of the 336,000 September 2022 Warrants, exercisable at $25.00, outstanding at December 31, 2022, (iii) the potential proceeds from the exercise of the 172,500 March 2022 Warrants, exercisable at $100.00, outstanding at December 31, 2022, (iv) the ability to sell shares of common stock of the Company through various forms of offerings, (v) the ability to raise additional financing from other sources, and (vi) the completion of the conversion of the $15,230,024 remaining Senior Convertible Note into the Series C Convertible Preferred Stock.

These above plans are likely to require the Company to place reliance on several factors, including favorable market conditions, to access additional capital in the future. These plans were therefore determined not to be sufficient to overcome the presumption of substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not reflect any adjustments that might result from the outcome of this uncertainty.

COVID-19

The novel coronavirus (“COVID-19”) emerged in December 2019 and has since adversely impacted global commercial activity, disrupted supply chains and contributed to significant volatility in financial markets. The ongoing impacts of the COVID-19 pandemic has introduced material uncertainty and risk with respect to the Company and its performance, especially as it relates to in-person attendance at events and game centers.

The Company has previously indicated that a significant or prolonged decrease in consumer spending on entertainment or leisure activities may have an adverse effect on demand for the Company’s product offerings, including in-person access to game centers and tournaments, reducing cash flows and revenues, and thereby materially harming the Company’s business, financial condition and results of operations. During the year ended June 30, 2022, the Company determined that in-person attendance at its Helix and customer game centers was not expected to attain levels previously forecasted for such period. Additionally, projections for the Argyll business included continued losses into fiscal 2023 due to high levels of competition in the UK market and high regulatory burdens placed on the iGaming businesses in the UK market. Further, the levels of investment by the Company that are necessary to achieve the previous revenue projections impacted a number of the Company’s businesses. As such, the Company recognized an impairment of long-lived assets held by its Argyll, GGC, EGL, and Helix businesses and impairment of goodwill held by its Argyll, EGL, GGC and Helix businesses. On June 10, 2022, the Company disposed of the assets and related liabilities of two Helix Game Centers located in New Jersey and Massachusetts. See Notes 6, 7 and 11 for discussion of the asset impairment charges.

The ultimate impact of the COVID-19 pandemic on other areas of the business will depend on future developments, which are uncertain and may result in an extended period of continued business disruption and reduced operations. A materially disruptive resurgence of COVID-19 cases or the emergence of additional variants or strains of COVID-19 could cause other widespread or more severe impacts depending on where infection rates are highest. Any resulting financial impact cannot be reasonably estimated at this time but may have a material adverse impact on the Company’s business, financial condition and results of operations. The Company will continue to monitor developments relating to disruptions and uncertainties caused by COVID-19.

Compliance with Nasdaq Listing Requirements

On April 11, 2022, the Company received a deficiency notification letter from the Listing Qualifications Staff of Nasdaq (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the bid price for the Company’s common stock had closed below $1.00 per share for the previous thirty consecutive business days (the “Bid Price Rule”).

On June 7, 2022, the Company received a further letter from Nasdaq notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35,000,000 required for continued listing on Nasdaq pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”).

On October 11, 2022, the Company received a third letter from Nasdaq notifying the Company that the Company’s common stock will be delisted, and the Company’s Common Stock warrants traded under the symbols GMBLW and GMBLZ and the Company’s 10% Series A cumulative redeemable convertible preferred stock traded under symbol GMBLP will no longer qualify for listing, and in that regard trading of the Company’s common stock, Common Stock warrants and 10% Series A cumulative redeemable convertible preferred stock will be suspended. The Company requested an appeal with the Panel (the “Panel”) and the hearing was held on November 17, 2022.

On November 30, 2022, the Company received a determination from the Panel granting the Company’s request for the continued listing of its common stock on the Capital Market tier of Nasdaq, subject to the Company evidencing compliance with the Bid Price Rule, and the minimum of $2,500,000 stockholders’ equity requirement (the “Equity Rule”), as set forth in Nasdaq Listing Rules 5550(a)(2) and 5550(b)(1), respectively, on or before February 7, 2023 (which, as described below, was subsequently extended on February 8, 2023) and March 31, 2023, respectively, and adhering to certain other conditions and requirements described below.

On December 6, 2022, the Company received a fourth letter from Nasdaq notifying the Company that it has not regained compliance with the MVLS Rule. This was addressed in the November 17, 2022, hearing before the Panel where the Company presented on its plan to comply with the MVLS Rule or alternative criteria and was granted continued listing subject to the criteria noted above.

On February 8, 2023 the Company received notice from the Panel updating its remaining conditions as follows:

1.	On February 20, 2023, the Company shall provide a written update to the Panel regarding the progress of its debt-to-equity conversion plan and its impact on the Company’s equity;
2.	On March 7, 2023, the Company shall have demonstrated compliance with the Bid Price Rule, by evidencing a closing bid price of $1.00 or more per share for a minimum of ten consecutive trading sessions; and
3.	On March 31, 2023, the Company shall demonstrate compliance with the Equity Rule.

The Company provided an update on its progress to the Panel on February 20, 2023 and is working toward meeting the remaining milestones. Additionally, the Panel reserved the right to reconsider the terms of this exception. As a result, any failure to regain and maintain compliance with the continued listing requirements of Nasdaq could result in delisting of our common stock from Nasdaq and negatively impact our company and holders of our common stock, including by reducing the willingness of investors to hold our common stock because of the resulting decreased price, liquidity and trading of our common stock, limited availability of price quotations and reduced news and analyst coverage. Delisting may adversely impact the perception of our financial condition, cause reputational harm with investors, our employees and parties conducting business with us and limit our access to debt and equity financing.

On March 9, 2023, the Company received a letter from the Panel indicating that the Company has regained compliance with the Bid Price Rule.

On March 30, 2023, the Company submitted a written submission requesting an extension on the requirement to demonstrate compliance with the Equity Rule and on April 6, 2023, the Panel granted an extension through April 30, 2023.

In addition, as noted above, the Company and the Holder have exchanged a material amount of debt for equity under the Senior Convertible Note as of the date hereof (see Note 21), which has contributed positively to its stockholders’ equity and increased its MVLS. Furthermore, the transactions contemplated by the Note to Preferred Stock Exchange Agreement (see Note 21) are expected to enable the Company to regain compliance with the Nasdaq Listing Rules by satisfying compliance with the Equity Rule.

The Company has met certain conditions and is in the process of taking definitive steps to comply with all applicable remaining conditions and criteria for continued listing on Nasdaq. There can be no assurances, however, that the Company will be able to do so. The Company must satisfy the time frame granted by the Panel or Nasdaq will provide written notification that its securities will be delisted.

Cash and Cash Equivalents

Cash includes cash on hand. Cash equivalents consist of highly liquid financial instruments purchased with an original maturity of three months or less. As of June 30, 2022 and June 30, 2021, the Company did not have any financial instruments classified as cash equivalents. At times, cash deposits inclusive of restricted cash may exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. Accounts are insured by the FDIC up to $250,000 per financial institution. There have been no losses recognized on cash balances held at these financial institutions.

Restricted Cash

Restricted cash includes cash reserves maintained for compliance with gaming regulations that require adequate liquidity to satisfy the Company’s liabilities to customers.

Accounts Receivable

Accounts receivable is comprised of the amounts billed to customers principally for esports events and team management services. Accounts receivable is recorded net of an allowance for credit losses. The Company performs ongoing credit evaluations for its customers and determines the amount of the allowance for credit losses upon considering such factors as historical losses, known disputes or collectability issues, the age of a receivable balance as well as current economic conditions. Bad debt expense is recorded to maintain the allowance for credit losses at an appropriate level and changes in the allowance for credit losses are included in general and administrative expense in the consolidated statements of operations. At June 30, 2022 and 2021, the allowance for credit losses was not material to the consolidated financial statements of the Company.

Receivables Reserved for Users

User deposit receivables are stated at the amount the Company expects to collect from a payment processor. A user initiates a deposit with a payment processor, and the payment processor remits the deposit to the Company. The amount due from the payment processor is recorded as a receivable reserved for users on the consolidated balance sheets. An allowance for doubtful accounts may be established if it is determined that the Company is unable to collect a receivable from a payment processor. An increase to the allowance for doubtful accounts is recognized as a loss within general and administrative expenses in the consolidated statements of operations. The allowance for doubtful accounts is not material to the consolidated financial statements.

Equipment

Equipment is stated at cost less accumulated depreciation. The Company capitalizes the direct cost of equipment as well as expenditures related to improvements and betterments that add to the productive capacity or useful life of the equipment. Depreciation is computed utilizing the straight-line method over the estimated useful life of the asset, or for leasehold improvements, the shorter of the initial lease term or the estimated useful life of the improvements. The estimated useful life of equipment by asset class follows:

Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

The estimated useful life and residual value of equipment are reviewed and adjusted, if appropriate, at the end of each reporting period. The costs and accumulated depreciation of assets that are sold, retired, or otherwise disposed of are removed from the accounts and the resulting gain or loss is recognized as a gain or loss on sale or disposition of assets in the consolidated statements of operations.

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting. The Company records the assets acquired, liabilities assumed and acquisition-related contingent consideration at fair value on the date of acquisition. The difference between the purchase price, including any contingent consideration, and the fair value of net assets acquired is recorded as goodwill. The Company may adjust the preliminary purchase price and purchase price allocation, as necessary, during the measurement period of up to one year after the acquisition closing date as it obtains more information as to facts and circumstances that impact the determination of fair value at the acquisition date. Any change in fair value of acquisition-related contingent consideration resulting from events after the acquisition date is recognized in earnings. Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.

Goodwill

Goodwill represents the excess of fair value of consideration paid for an acquired entity over the fair value of the assets acquired and liabilities assumed in a business combination. Goodwill is not amortized but rather it is tested for impairment at the reporting unit level on an annual basis on April 1 for each fiscal year, or more often if events or changes in circumstances indicate that more likely than not the carrying amount of the asset may not be recoverable. A reporting unit represents an operating segment or a component of an operating segment. In accordance with ASC Topic 350 Intangibles – Goodwill and Other, as of June 30, 2022 the Company’s business is classified into four reporting units: iGaming Malta (including Bethard and Lucky Dino), iGaming Argyll UK, EGL, and GGC. The Helix business was sold as of June 10, 2022 and was previously its own reporting unit.

In testing goodwill for impairment, the Company has the option to begin with a qualitative assessment, commonly referred to as “Step 0,” to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, including changes in the Company’s management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the Company then performs a quantitative goodwill impairment analysis by comparing the carrying amount to the fair value of the reporting unit. If it is determined that the fair value is less than its carrying amount, the excess of the goodwill carrying amount over the implied fair value is recognized as an impairment loss in accordance with Accounting Standards Update (“ASU”) No. 2017-04, Goodwill and Other (Topic 350): Simplifying the Accounting for Goodwill Impairment. The Company utilizes a discounted cash flow analysis, referred to as an income approach, and uses internal and market multiples, to assess reasonableness of assumptions, to determine the estimated fair value of the reporting units. For the income approach, significant judgments and assumptions including anticipated revenue growth rates, discount rates, gross margins, operating expenses, working capital needs and capital expenditures are inherent in the fair value estimates, which are based on the Company’s operating and capital forecasts. As a result, actual results may differ from the estimates utilized in the income approach. The use of alternate judgments and/or assumptions could result in a fair value that differs from the Company’s estimate and could result in the recognition of additional impairment charges in the financial statements. As a test for reasonableness, the Company also considers the combined fair values of the Company’s reporting units to a reasonable market capitalization of the Company. The Company may elect not to perform the qualitative assessment for some or all reporting units and perform a quantitative impairment test.

During the quarter ended March 31, 2022, the Company’s share price had a significant decline and the Company’s ability to invest in its businesses was impacted. This was determined to be a triggering event and the long-lived assets of the Company were quantitatively tested for impairment. As of March 31, 2022, the Company recognized goodwill asset impairment charges of $23,119,755 to the goodwill of the GGC, EGL and Helix reporting units, which are all part of the EEG Games segment. There was no further impairment identified as of the annual testing date from that recognized as of March 31, 2022. During the last three months of the fiscal year, the Company’s share price further declined and the macro environment was unstable, and the Company determined that a separate triggering event had occurred as of June 30, 2022. The Company performed an additional quantitative analysis and recorded a further goodwill asset impairment charge of $3,852,876 to the goodwill of the iGaming Argyll (UK) reporting unit, which is part of the EEG iGaming segment, for a total of $26,972,631 for the year ended June 30, 2022 (see Note 7 for additional information regarding the goodwill impairment, and the effects on the Company’s business, financial condition, and results of operations). There were no goodwill impairment charges recorded during the year ended June 30, 2021. Further downturns in economic, regulatory and operating conditions and the continuing impact of COVID-19 could result in additional goodwill impairment in future periods.

Intangible assets

Intangible assets with determinable lives consist of player relationships, developed technology and software, tradenames and gaming licenses. Intangible assets with determinable lives are amortized on a straight-line basis over their estimated useful lives of 5 years for player relationships and developed technology and software, 10 years for tradenames and 2 years for gaming licenses. The Company also capitalizes internal-use software costs such as external consulting fees, payroll and payroll-related costs and stock-based compensation for employees in the Company’s development and information technology groups who are directly associated with, and who devote time to, the Company’s internal-use software projects. Capitalization begins when the planning stage is complete and the Company commits resources to the software project and continues during the application development stage. Capitalization ceases when the software has been tested and is ready for its intended use. Costs incurred during the planning, training and post-implementation stages of the software development life cycle are expensed as incurred. The Company also holds indefinite-lived intangible assets in the form of digital assets as discussed above in Digital Assets.

Impairment of Long-Lived Assets

Equipment and other long-lived assets, including finite lived intangibles, are evaluated for impairment periodically or when events and circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation is required, an estimate of future undiscounted cash flows are determined through estimated disposition date of the asset. To the extent that estimated future undiscounted net cash flows attributable to the asset are less than the carrying amount, an impairment loss is recognized equal to the difference between the carrying value of such asset and its fair value, considering external market participant assumptions. An estimation of future cash flows requires significant judgment as the Company makes assumptions about future results and market conditions. Since the determination of future cash flows is an estimate of future performance, there may be impairments recognized in future periods in the event future cash flows do not meet expectations.

During the year ended June 30, 2022, the Company recognized a total impairment charge of $19,526,058 on its long-lived assets. This included $3,972,022 for the impairment of the Argyll tradename, developed technology, gaming license and customer relationships from the EEG iGaming segment, and $13,484,122 for the impairment of the EGL tradename, developed technology and software, GGC and Helix tradenames and developed technology from the EEG Games segment (see Note 7), $653,107 for the total equipment, net impairment, including $44,481 for the Argyll computer equipment and furniture and equipment from the EEG iGaming segment, and $608,626 for EGL computer equipment, Helix Game Centers computer equipment, leasehold improvements and furniture and equipment from the EEG Games segment (see Note 6), and $1,416,807 for the impairment of operating lease right-of-use assets for the Helix building rentals from the EEG Games segment (see Note 11). This was recognized in asset impairment charges in the consolidated statements of operations. There were no impairment charges on long-lived assets identified for the year ended June 30, 2021.

Liabilities to Customers

The Company records liabilities to customers, also referred to as player liabilities, for the amounts that may be withdrawn by a player at a given time. The player liabilities include player deposits, bonuses or incentive awards and user winnings less withdrawals, tax withholdings and player losses. The Company maintains a restricted cash balance and player deposits held by third parties, recorded as receivables reserved for users on the consolidated balance sheets, at levels equal to or exceeding its liabilities to customers.

Jackpot Provision

The jackpot provision liability is an estimate of the amount due to players for progressive jackpot winnings. The jackpot liability is accrued monthly based on an estimate of the jackpot amount available for winning. The jackpot increases with each bet on a jackpot eligible iGaming casino machine and a portion of each losing bet is allocated towards the funding of the jackpot amount. Jackpots are programmed to be paid out randomly across certain casino brands. When a player wins a jackpot, the amount of the jackpot is reset to a defined amount that varies across eligible iGaming casino machines. Participating iGaming casino machines of the Company pool into the same jackpot and therefore the winning of a jackpot affects other players on the network of participating iGaming casino machines.

Leases

The Company leases for office space and game center space through operating lease agreements that were a result of its acquisitions of Argyll, Lucky Dino and Helix. The Company also leased other property and equipment, acquired through Helix, that was subsequently sold as part of the Helix sale transaction where the purchaser assumed the lease liabilities. The Company measures an operating lease right-of-use (“ROU”) asset and liability, as well as a finance lease asset and liability, based on the present value of the future minimum lease payments over the lease term at the commencement date. Minimum lease payments include the fixed lease and non-lease components of the agreement, as well as any variable rent payments that depend on an index, initially measured using the index at the lease commencement date.

The minimum payments under operating leases are recognized on a straight-line basis over the lease term in the consolidated statements of operations. Operating lease expenses related to variable lease payments are recognized as operating expenses in a manner consistent with the nature of the underlying lease and as the events, activities, or circumstances in the lease agreement occur. Leases with a term of less than 12 months (“short-term leases”) are not recognized on the consolidated balance sheets. The rent expense for short-term leases is recognized on a straight-line basis over the lease term and included in general and administrative expense on the consolidated statements of operations.

Income Taxes

The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between U.S. GAAP treatment and tax treatment of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by considering taxable income in carryback years, existing taxable temporary differences, prudent and feasible tax planning strategies and estimated future taxable profits.

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The provision for income taxes includes the effects of any resulting tax reserves, or unrecognized tax benefits, that are considered appropriate, as well as the related net interest and penalties.

Derivative Instruments

The Company evaluates its convertible notes, equity instruments and warrants, to determine if those contracts or embedded components of those contracts qualify as derivatives (Note 12). The result of this accounting treatment is that the fair value of the embedded derivative is recorded at fair value each reporting period and recorded as a liability (Note 18) in the consolidated balance sheets. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statements of operations as other income or expense (Note 18).

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to a liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities are classified in the balance sheet as current or non-current to correspond with its host instrument. The Company records the fair value of the remaining embedded derivative at each balance sheet date and records the change in the fair value of the remaining embedded derivative as other income or expense in the consolidated statements of operations.

Fair Value Measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1:	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2:	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3:	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Certain assets and liabilities are required to be recorded at fair value on a recurring basis. The Company adjusts contingent consideration resulting from a business combination, derivative financial instruments and warrant liabilities to fair value on a recurring basis. Certain long-lived assets may be periodically required to be measured at fair value on a nonrecurring basis, including long-lived assets that are impaired. The fair value for other assets and liabilities such as cash, restricted cash, accounts receivable, receivables reserved for users, other receivables, prepaid expenses and other current assets, accounts payable and accrued expenses, and liabilities to customers have been determined to approximate carrying amounts due to the short maturities of these instruments. The fair value of the Senior Convertible Note and lease liabilities approximate their carrying value based on current interest and discount rates.

Earnings Per Share

Basic income (loss) per share is calculated using the two-class method. Under the two-class method, basic income (loss) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period excluding the effects of any potentially dilutive securities. Diluted income (loss) per share is computed similar to basic income (loss) per share, except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued if such additional common shares were dilutive. Diluted income (loss) per share includes the effect of potential common shares, such as the Company’s preferred stock, notes, warrants and stock options, to the extent the effect is dilutive. As the Company had net losses for all the periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded, as their effect would be anti-dilutive.

The following securities were excluded from weighted average diluted common shares outstanding for the year ended June 30, 2022 and 2021 because their inclusion would have been antidilutive:

	2022	2021
Common stock options	$11,105	$4,747
Common stock warrants	226,006	53,506
Common stock issuable upon conversion of senior convertible note	160,315	21,200
10% Series A cumulative redeemable convertible preferred stock	835,950	—
Total	$1,233,376	$79,453

Comprehensive Loss

Comprehensive loss consists of the net loss for the year and foreign currency translation adjustments related to the effect of foreign exchange on the value of assets and liabilities. The net translation loss for the year is included in the consolidated statements of comprehensive loss.

Foreign Currency

The functional currencies of the Company include the U.S. dollar, British Pound and Euro. The reporting currency of the Company is the U.S. dollar. Assets and liabilities of the Company’s foreign operations with functional currencies other than the U.S. dollar are translated at the exchange rate in effect at the balance sheet date, while revenues and expenses are translated at average rates prevailing during the periods. Translation adjustments are reported in accumulated other comprehensive loss, a separate component of stockholders’ equity. Transaction gains and losses arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency. The Company recorded a foreign exchange transaction loss for the years ended June 30, 2022 and 2021 of $149,573 and $440,452, respectively. Transaction gains and losses are reported within other non-operating income (loss), net, on the consolidated statements of operations.

Stock-based Compensation

The Company periodically issues stock-based compensation to employees, directors, contractors and consultants for services rendered. Stock-based compensation granted to employees and non-employee directors includes grants of restricted stock and employee stock options that are measured and recognized based on their fair values determined on the grant date. The award of restricted stock and stock options, which are generally time vested, are measured at the grant date fair value and charged to earnings on a straight-line basis over the vesting period. The fair value of stock options is determined utilizing the Black-Scholes option-pricing model, which is affected by several variables, including the risk-free interest rate, the expected dividend yield, the expected life of the equity award, the exercise price of the stock option as compared to the fair market value of the Common Stock on the grant date, and the estimated volatility of the Common Stock over the term of the equity award. The fair value of restricted stock is determined by the closing market price of the Company’s Common Stock on the date of grant. The compensation cost for service-based stock options granted to consultants is measured at the grant date, based on the fair value of the award, and is expensed on a straight-line basis over the requisite service period (the vesting period of the award).

Sales and Marketing

Sales and marketing expenses are comprised primarily of advertising costs that include online search advertising and placement, including advertising with affiliates for the online betting and casino operations, as well as other promotional expenses paid to third parties, including expenses related to sponsorship agreements. Sales and marketing expense for the years ended June 30, 2022 and 2021 was $25,728,220 and $10,038,524, respectively.

Revenue and Cost Recognition

The revenue of the Company is currently generated from online casino and sports betting (referred to herein as “EEG iGaming revenue”), and esports revenue (referred to herein as “EEG Games Revenue”), consisting of the sales of subscriptions to access cloud-based software used by independent operators of game centers, from consulting and data analytic services provided to game operators (“EEG Games Esports and Other Revenue”), and from the provision of esports event and team management services (“EEG Games Esports Event Management and Team Service Revenue”). The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606 – Revenue from Contracts with Customers (“ASC 606”) when control of a product or service is transferred to a customer. The amount of revenue is measured at the transaction price, or the amount of consideration that the Company expects to receive in exchange for transferring a promised good or service. The transaction price includes estimates of variable consideration to the extent that it is probable that a significant reversal of revenue recognized will not occur.

Revenue generating activities of the Company may be subject to value added tax (“VAT”) in certain jurisdictions in which the Company operates. Revenue is presented net of VAT in the consolidated statements of operations. VAT receivables and VAT payables are included in other receivables and accounts payable and accrued expenses, respectively on the consolidated balance sheets. Sales to customers do not have significant financing components or payment terms greater than 12 months.

EEG iGaming Revenue

EEG iGaming revenue is derived from the placement of bets by end-users, also referred to as customers, through online gaming sites. The transaction price in an iGaming contract, or Net Gaming Revenue (“NGR”), is the difference between gaming wins and losses, as further reduced by any nondiscretionary incentives awarded to the customer. Gaming transactions involve four performance obligations, namely the settlement of each individual bet, the honoring of discretionary incentives available to the customer through loyalty reward programs, the award of free spin and deposit match bonuses, and the winning of a casino jackpot. The total amount wagered by a customer is commonly referred to as the win or Gross Gaming Revenue (“GGR”). The GGR is allocated to each performance obligation using the relative standalone selling price (“SSP”) determined for iGaming contracts.

Revenue recognition for individual wagers is recognized when the gaming occurs, as such gaming activities are settled immediately. The revenue allocated to incentives, such as loyalty points offered through a rewards program, is deferred and recognized as revenue when the loyalty points are redeemed. Revenue allocated to free spins and deposit matches, referred to as bonuses, are recognized at the time that they are wagered. Jackpots, other than the incremental progressive jackpots, are recognized at the time they are won by customers. The Company applies a practical expedient by accounting for its performance obligations on a portfolio basis as iGaming contracts have similar characteristics. The Company expects the application of the revenue recognition guidance to a portfolio of iGaming contracts will not materially differ from the application of the revenue recognition guidance on an individual contract basis.

The Company evaluates bets that its users place on websites owned by third party brands in order to determine whether it may recognize revenue on a gross basis, when acting as the principal provider of the wagering service, or on a net basis, when acting as an intermediary or agent. The principal in a wagering service involving a third party is generally the entity that controls the wagering service such that it has a right to the services being performed by the third party and can direct the third party in delivery of the service to its users. The Company records revenue on a gross basis as it has determined it is the principal in transactions involving third parties, such as revenue sharing arrangements, as it controls the wagering service being offered to the users such that it has a right to the service performed by third parties and can further direct third parties in providing services to users. The Company further records expenses related to its revenue sharing arrangements and other third-party iGaming expenses within costs of revenue in the consolidated statements of operations.

EEG Games Revenue

EEG Games Esports and Other Revenue

The Company derives revenue from sales of subscriptions to access cloud-based software used by independent operators of game centers, as well as from consulting and data analytic services provided to game operators. The revenue derived from the sale of subscription services to cloud-based software used by game centers is recognized over the term of the contract, which generally can range from one month to one year in duration, beginning on the date the customer is provided access to the Company’s hosted software platform. The revenue from the operation of game centers by the Company is recognized when a customer purchased time to use the esports gaming equipment at each center. The revenue from time purchased by a customer and from the sale of concessions is recognized at the point of sale.

The Company further provides consultation services related to the use of hardware and equipment for gaming operations together with implementation services that include sourcing, training, planning, and installation of technology. The Company considers services related to hardware and equipment, implementation, and any design of user interface for the customer as separate performance obligations. Revenue for hardware equipment and design of custom user interface is recognized at a point in time upon delivery and completion. Implementation services are recognized over time, as services are performed.

The Company also has contracts with software companies to provide talent data analytics and related esports services, which include analytic development, other related services to develop software and applications for tournaments, and to provide data support, data gathering, gameplay analysis and reporting which includes talent analytics and related esports services, including analytic development, data analysis, survey design, interview services, player dossiers, and expert services. The Company recognizes revenue from its data analytic services over the life of the contract utilizing the output method, using a direct measurement of the value to the customer of the goods or services transferred to date relative to the remaining goods or services promised under the contact. The Company elected to use the right to invoice practical expedient and recognize revenue based on the amounts invoiced. The payment terms and conditions vary by contract; however, the Company’s terms generally require payment within 30 to 60 days from the invoice date.

The Company has partnership contracts with strategic customers within the esports industry. The partnership contracts are negotiated agreements, which contain both licensing arrangements of intellectual property and development services, including fixed and variable components. The variability of revenue is driven by development plans and results of sales as specified by the partnership contract, which are known as of an invoice date. Partnership contracts generally do not have terms that extend beyond one year. The Company considers licensing arrangements and development services as separate performance obligations. Licensing revenues are recorded over time. Revenue associated with development is recognized over time, as labor is incurred.

Contracts that contain multiple performance obligations require an allocation of the transaction price to each distinct performance obligation based on a relative standalone selling price basis unless the transaction price is variable and meets the criteria to be allocated entirely to a performance obligation or to a distinct good or service that forms part of a single performance obligation. The Company determines standalone selling price based on the price at which the performance obligation is sold separately. If the standalone selling price is not observable through past transactions, the Company estimates the standalone selling price taking into account the Company’s overall pricing objectives, considering market conditions and other factors, including the value of the deliverables in the contracts, customer demographics, geographic locations, and the number and types of users within the contracts.

EEG Games Esports Event Management and Team Service Revenue

The Company derives revenue from esports event management and team services. Esports event management services support the creation, production and delivery of an esports event by providing event staffing, gaming consoles, and other technical goods and services for a customer event that is either hosted live in person or online. The revenue generated from esports event management services is generally earned on a fixed fee basis per event.

The esports team services offerings of the Company include recruitment and management services offered to sports clubs to facilitate their entrance into esports tournament competition. Team services provided to a customer may include player recruitment, administration of player contracts, processing of tournament admission, providing logistical arrangements, as well as providing ongoing support to the team during the event. Team services are earned on a fixed fee basis per tournament.

Esports event management and team services revenues are recognized over the term of the event or the relevant contractual term for services as this method best depicts the transfer of control to the customer. The Company recognizes revenue for event management services based on the number of days completed for the event relative to the total days of the event. Revenue from team management services is recognized from inception of the contract through the end of the tournament using the number of days completed relative to the total number of days in the contract term. Revenue collected in advance of the event management or team services is recorded as deferred revenue on the consolidated balance sheets. The Company may also enter into profit sharing arrangements which are determined based on the net revenue earned by the customer for an event in addition to a fixed fee. Revenue recognition for profit sharing arrangements is recognized at the time the revenue from the event is determined, which is generally at the conclusion of the event. An event or team services contact may further require the Company to distribute payments to event or tournament attendees resulting in the recognition of a processing fee by the Company. The Company does not recognize revenue from the processing of payments until the conclusion of the event or tournament.

The Company evaluates the service being provided under an esports event and team services contract to determine whether it should recognize revenue on a gross basis as the principal provider of the service, or on a net basis in a manner similar to that of an agent. The Company has determined that for esports event and team services contracts that allow for the assignment of individual tasks to a third-party contractor, the Company acts as the principal provider of the service being offered to the customer as it remains primarily responsible for fulfilling the contractual promise to the customer. In profit sharing arrangements, such as events that allow for the Company to share in the revenue earned by a customer for an event, the Company has determined it acts in the role of an agent to the customer as the event creator. The Company has also determined it acts as an agent when it collects a processing fee for performing the service of distributing prize money on behalf of its customers to event or tournament winners.

Contract Liabilities

Liabilities to customers include both player liabilities, consisting of a free spin bonus and a deposit match bonus, and the player reward liabilities. The free spin bonus provides the user the opportunity to a free play, or otherwise spin, on an iGaming casino slot machine without withdrawing a bet amount from the player’s account. The deposit match bonus matches a player’s deposit up to a certain specified percentage or amount. These bonuses represent consideration payable to a customer and therefore are treated as a reduction of the transaction price in determining NGR. The Company also offers non-discretionary loyalty rewards points to customers that can be redeemed for free play or cash. The Company allocates revenue from wagers to loyalty points rewards earned by users, thereby deferring a portion of revenue from users that participate in a loyalty reward program. The amount of revenue deferred related to loyalty points available to users is based on the estimated fair value of the loyalty point incentive available to the user.

The Company also records payments received in advance of performance under an esports gaming services contract or event management or team services contract as deferred revenue.

Recently Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The new standard eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted this standard as of July 1, 2021. The adoption of this guidance did not have a material impact on the accompanying consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other: Simplifying the Test for Goodwill Impairment (ASC 350). The standard eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the Step 2 test) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. The guidance is effective for the fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company adopted this standard during the year ended June 30, 2022. See Note 7 for additional information regarding the results of the impairment tests performed on its goodwill and intangible assets.

Recently Issued Accounting Standards

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities in accordance with Accounting Standards Codification Topic 606. The guidance is effective for fiscal years beginning after December 15, 2022 and early adoption is permitted. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements and it does not expect the guidance to have a material effect on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The standard clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. The guidance is effective for the fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

In June 2020, the FASB issued ASU No. 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). This standard eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. For public business entities, it is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years using the fully retrospective or modified retrospective method. The Company is currently evaluating the potential impact of this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments included in ASU 2016-13 require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Although the new standard, known as the current expected credit loss (“CECL”) model, has a greater impact on financial institutions, most other organizations with financial instruments or other assets (trade receivables, contract assets, lease receivables, financial guarantees, loans and loan commitments, and held-to-maturity (HTM) debt securities) are subject to the CECL model and will need to use forward-looking information to better evaluate their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. In addition, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. ASU 2016-13 was originally effective for public companies for fiscal years beginning after December 15, 2019. In November of 2019, the FASB issued ASU 2019-10, Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates, which delayed the implementation of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for smaller reporting companies. The Company is currently evaluating the impact that the adoption of this guidance will have on its consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies that the Company adopts as of the specified effective date. The Company does not believe that the impact of recently issued standards that are not yet effective will have a material impact on the Company’s financial position or results of operations upon adoption.